SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Compensation [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2020		December 31, 2019

		Weighted Average	Number of	Weighted Average
	Number of	Exercise Price	Options	Exercise Price
	Options	(CAD)		(CAD)
Outstanding, beginning of year	14,495,000	0.08	14,860,000	0.09
Granted	3,175,000	0.08	3,450,000	0.065
Expired	(2,480,000)	(0.13)	(3,415,000)	(0.10)
Exercised	(500,000)	(0.05)	(400,000)	(0.0625)
Outstanding, end of year	14,690,000	0.07	14,495,000	0.08
Exercisable, end of year	14,490,000	0.07	14,095,000	0.08

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Exercise Price	Number of Options Outstanding
Expiry Date	(CAD)	December 31, 2020	December 31, 2019
December 31, 2019*	0.05	—	400,000
March 26, 2020	0.05	—	200,000
July 16, 2020	0.13	—	2,380,000
April 14, 2021	0.065	2,795,000	2,795,000
June 23, 2022	0.095	2,900,000	2,900,000
September 20, 2023	0.06	2,370,000	2,370,000
June 21, 2024	0.065	2,950,000	2,950,000
August 8, 2024	0.06	500,000	500,000
June 20, 2025	0.08	3,175,000	—
		14,690,000	14,495,000

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2020	2019	2018
Weighted average share price	CAD 0.07	CAD 0.065	CAD 0.05
Risk-free interest rate	0.36%	1.40%	1.32%
Expected share price volatility	100%	103%	103%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

Disclosure of additional information about share-based payment arrangements [Table Text Block]
	Year ended December 31,
(In thousands of U.S. Dollars)	2020	2019	2018
Consultants	$63	$38	$22
Directors and officers	85	60	53
Employees	27	19	16
	$175	$117	$91

Disclosure of number and weighted average remaining contractual life of outstanding share purchase warrants [Table Text Block]
	December 31, 2020		December 31, 2019

	Number of	Weighted Average	Number of	Weighted Average
	Warrants	Exercise Price	Warrants	Exercise Price
Outstanding, beginning of year	11,769,230	$0.05	19,000,000	$0.16
Issued	1,000,000	0.05	11,769,230	0.05
Expired	—	—	(19,000,000)	(0.16)
Outstanding, end of year	12,769,230	$0.05	11,769,230	$0.05

Disclosure of detailed information about warrants outstanding [Table Text Block]
Expiry date	Exercise price		December 31, 2020	December 31, 2019
August 28, 2022		$0.05	11,000,000	11,000,000
August 28, 2022	CAD	0.065	1,000,000	—
September 20, 2022	CAD	0.065	769,230	769,230
			12,769,230	11,769,230